Aberdeen Funds

(the “Trust”)

Aberdeen International Real Estate Equity Fund

Aberdeen Realty Income & Growth Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated May 10, 2019 to the Prospectus dated February 28, 2019, as supplemented to date (the “Prospectus”)

The following replaces the Portfolio Managers table for the Aberdeen International Real Estate Equity Fund in the section entitled, “Summary — Aberdeen International Real Estate Equity Fund — Portfolio Managers” on page 135 of the Prospectus:

Name	Title	Served on the Fund Since
Svitlana Gubriy	Head of Global REIT Funds	2018
Jon Stewart, CFA®	Real Estate Analyst / Portfolio Manager	2018
Toshio Tangiku	REIT Analyst	2018

The following replaces the Portfolio Managers table for the Aberdeen Realty Income & Growth Fund in the section entitled, “Summary — Aberdeen Realty Income & Growth Fund — Portfolio Managers” on page 140 of the Prospectus:

Name	Title	Served on the Fund Since
Jay Carlington, CFA®	REIT Analyst	2018
Svitlana Gubriy	Head of Global REIT Funds	2018
Bill Pekowitz	Real Estate Analyst / Portfolio Manager	2018

The following replaces the information for the Funds in the section entitled, “Fund Management - Portfolio Management” beginning on page 216 of the Prospectus:

International Real Estate Equity Fund and Realty Income & Growth Fund

Each of the International Real Estate Equity Fund and Realty Income & Growth Fund is managed by the Global Real Estate Team. The Global Real Estate Team works in a truly collaborative fashion; all team members have both portfolio construction and research responsibilities. Teams work in an open floor plan environment in an effort to foster communication among all members. The Adviser does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows the Adviser to perform the diligent research required by the Adviser’s process. The experience of senior managers provides the confidence needed to take a long-term view.

The team is jointly and primarily responsible for the day-to-day management of the Funds, with the following members having the most significant responsibility for the day-to-day management of each Fund, as indicated:

Portfolio Managers	Funds

Jay Carlington, CFA®, REIT Analyst

Mr. Carlington is responsible for providing research and analysis for U.S. and Latin American real estate markets. Specifically, Mr. Carlington has coverage of the U.S. regional mall, shopping center, apartment, and single family rental sectors as well as Mexican and Brazilian markets. Mr. Carlington has worked in the financial

Aberdeen Realty Income & Growth Fund

services industry for 16 years, joining Standard Life Investments in 2017 from Green Street Advisors, a boutique investment bank, where he was a sell-side analyst covering the shopping center REIT sector. Prior to Green Street, Jay was a sell-side analyst at Credit Suisse covering the retailer sector. He graduated from Pace University with a BBA in Finance and is a CFA charterholder.

Svitlana Gubriy, Head of Global REIT Funds

Previously with Standard Life plc, Ms. Gubriy joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. Ms. Gubriy is Head of Global REIT Funds at Aberdeen Standard Investments. She is responsible for the global listed real estate team’s investments across a number of global and regional listed real estate mandates. In addition to her role as head of the team, Ms. Gubriy’s responsibilities include managing investments, identifying new investment opportunities, and implementing our strategy for listed real estate. In addition, she is responsible for the fundamental equity research of listed real estate companies as well as analysis of underlying real estate markets across a range of geographies, including Europe, North America, Australia and Asia. Prior to joining Standard Life Investments in 2005, Ms. Gubriy worked in the real estate investment banking division of Lehman Brothers in New York and private equity in Kyiv (Ukraine). Ms. Gubriy graduated with a Diploma with Honours in Applied Mathematics, an MA in Applied Economics, and an MBA from Simon Business School University of Rochester. Ms. Gubriy also holds the Investment Management Certificate (IMC). Ms. Gubriy speaks English, Ukrainian and Russian.

Aberdeen Realty Income & Growth Fund Aberdeen International Real Estate Equity Fund

Bill Pekowitz, Real Estate Analyst / Portfolio Manager

Previously with Standard Life plc, Mr. Pekowitz joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. Mr. Pekowitz is responsible for providing research and analysis of North American real estate markets. Specifically, Mr. Pekowitz has coverage of the Office, Industrial, Storage, Healthcare, Manufactured Homes and Triple Net sectors in the US and the Canadian markets. Mr. Pekowitz has worked in the financial services industry for twenty years, joining Aberdeen Standard Investments in 2012 from Cornerstone Real Estate Advisors, where he was a buy-side analyst covering listed real estate companies in the US and Canada. Prior to this, Mr. Pekowitz was a sell-side analyst at Prudential Equity Group, covering the residential and healthcare REIT sectors. Bill graduated from Wake Forest University with a BS in Business and Economics.

Aberdeen Realty Income & Growth Fund

Jon Stewart, CFA®, Real Estate Analyst / Portfolio Manager

Mr. Stewart joined the Listed Real Estate team in 2015 from Liberum — a boutique investment bank — where he was a sell-side analyst covering listed real estate companies in the UK and Continental Europe. Prior to this, Mr. Stewart worked in a similar role at Espirito Santo Investment Bank. He started his career at Ignis Asset Management as part of the UK equity team where he covered the real estate, technology and telecoms sectors. Mr. Stewart is responsible for providing research and analysis of the UK and continental European real estate markets. He is also responsible for fund management of the dedicated UK and Continental European regional mandates managed by the Global REIT team. He has worked in the investment industry for 12 years and is a CFA charterholder.

Aberdeen International Real Estate Equity Fund

Toshio Tangiku, REIT Analyst

Mr. Tangiku is responsible for providing research and analysis of the Asian Pacific real estate market, with a particular focus on Japan, Hong Kong, Singapore and Australia. Mr. Tangiku began his career as a management consultant in the United States, where he worked in the strategy and operations group at Deloitte Consulting, after which he returned to Hong Kong and spent seven years with Lasalle Investment Management covering the listed real estate sector of Japan and Singapore. He join Standard Life Investments in 2014.

Aberdeen International Real Estate Equity Fund

Please retain this Supplement for future reference.

Aberdeen Funds

(the “Trust”)

Aberdeen International Real Estate Equity Fund

Aberdeen Realty Income & Growth Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated May 10, 2019 to the Statement of Additional Information dated February 28, 2019, as supplemented to date (the “SAI”)

All references to Bruce Ebnother are deleted from the SAI.

The following is added to the table reflecting each portfolio manager’s ownership of shares of the Fund(s) he or she manages, in the section entitled, “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” beginning on page 152 of the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Jay Carlington*	Aberdeen Realty Income & Growth Fund	None

Toshio Tangiku*	Aberdeen International Real Estate Equity Fund	None

* The information for Jay Carlington and Toshio Tangiku is as of March 31, 2019.

The following replaces the dollar range of portfolio shares owned by Svitlana Gubriy in the table reflecting each portfolio manager’s ownership of shares of the Fund(s) he or she manages, in the section entitled, “INVESTMENT ADVISORY AND OTHER SERVICES — Portfolio Managers” beginning on page 152 of the SAI:

Portfolio Manager	Portfolio	Dollar Range of Portfolio Shares Owned
Svitlana Gubriy*	Aberdeen Realty Income & Growth Fund	None
	Aberdeen International Real Estate Equity Fund	None

* The information for Svitlana Gubriy is as of March 31, 2019.

The following is added to the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2018)
Jay Carlington* Aberdeen Realty Income & Growth Fund	Registered Investment Companies: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets

Toshio Tangiku* Aberdeen International Real Estate Equity Fund	Registered Investment Companies: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets

* The information for Jay Carlington and Toshio Tangiku is as of March 31, 2019.

The following replaces the number of other accounts managed by Svitlana Gubriy in the table in Appendix A of the SAI under “OTHER MANAGED ACCOUNTS” beginning on page A-3:

Name of Portfolio Manager	Number of Other Accounts Managed by Each Portfolio Manager and Total Assets (in millions) by Category (as of October 31, 2018)
Svitlana Gubriy* Aberdeen International Real Estate Equity Fund Aberdeen Realty Income & Growth Fund	Registered Investment Companies: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 4 accounts, $546.38 total assets Other Accounts: 0 accounts, $0 total assets

* The information for Svitlana Gubriy is as of March 31, 2019.

Please retain this Supplement for future reference.